TRANSACTIONS - Schedule of Merger Costs (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 28, 2012	Dec. 31, 2010
OpCo Notes
Business Combination, Separately Recognized Transactions [Line Items]
Deferred debt financing fees		$ 6,900
Merger Agreement
Business Combination, Separately Recognized Transactions [Line Items]
Merger costs	58,690
Share-based compensation	18,260
Deferred debt financing fees	26,708
Merger Agreement | Professional fees
Business Combination, Separately Recognized Transactions [Line Items]
Merger costs	22,371
Merger Agreement | Sponsors' fees
Business Combination, Separately Recognized Transactions [Line Items]
Merger costs	10,000
Merger Agreement | Transaction related compensation
Business Combination, Separately Recognized Transactions [Line Items]
Merger costs	6,833
Merger Agreement | Other fees
Business Combination, Separately Recognized Transactions [Line Items]
Merger costs	1,226
Merger Agreement | ABL Facility
Business Combination, Separately Recognized Transactions [Line Items]
Deferred debt financing fees	5,627
Merger Agreement | OpCo Notes
Business Combination, Separately Recognized Transactions [Line Items]
Deferred debt financing fees	4,380
Merger Agreement | HoldCo Notes
Business Combination, Separately Recognized Transactions [Line Items]
Deferred debt financing fees	$ 16,701